800 Westchester Avenue, Suite S710

Rye Brook, New York 10573

December 19, 2017

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	IndexIQ ETF Trust (the “Registrant”)
Registration Nos.: 333-152915 and 811-22227

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects risk/return summary information in the Prospectus dated August 29, 2017 for the IQ Chaikin U.S. Large Cap ETF on December 7, 2017 (Accession Number: 0000891092-17-008801). The purpose of this filing is to submit XBRL interactive data files in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have any questions please do not hesitate to contact me at (914) 481-8397.

Very truly yours,

/s/ Matthew V. Curtin

Matthew V. Curtin

Secretary

cc:	Ms. Kathleen H. Moriarty, Esq.
Mr. Gregory E. Xethalis, Esq.
Mr. David L. Fogel